Property and Equipment - Estimated Useful Life Property and Equipment (Detail)	12 Months Ended
Jan. 31, 2018
Computer and network equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	2 years
Computer and network equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Software, including capitalized software development costs
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	Lesser of lease term or 10 years